Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Petroleum and natural gas sales from contracts with customers for the Company's continuing and discontinued operations is set forth in the following table.

	Years Ended December 31
	2025	2024 (1)
Light oil and condensate	$366,523	$421,383
Heavy oil	1,261,899	1,403,022
NGL	29,583	26,017
Natural gas	26,643	23,624
Total petroleum and natural gas sales - continuing operations	$1,684,648	$1,874,046
Total petroleum and natural gas sales - discontinued operations	$1,888,524	$2,334,909
(1)Comparative period revised to reflect current period presentation. Refer to Note 7 - "Discontinued Operations".
Petroleum and natural gas sales recorded for each of these customers for the year ended December 31, 2025 is summarized in the following table.

	Petroleum and natural gas sales by customer - continuing operations	% of Total petroleum and natural gas sales - continuing operations
Customer 1	$360,653	21%
Customer 2	$275,044	16%
Customer 3	$218,734	13%
Customer 4	$210,679	13%